EARNINGS PER SHARE (Tables)	9 Months Ended
Sep. 30, 2012
Earnings Per Share [Abstract]
Earnings per Share
The components of the numerator for the calculation of basic and diluted EPS are as follows:

	9 months ended September 30,		Year ended December 31,
(in thousands of $)	2012	2011	2011
Basic:
Net income available to stockholders	134,737	101,019	131,175
Diluted:
Net income available to stockholders	134,737	101,019	131,175
Interest paid on convertible bonds	3,503	2,995	4,180
	138,240	104,014	135,355

The components of the denominator for the calculation of basic and diluted EPS are as follows:

	9 months ended September 30,		Year ended December 31,
(in thousands)	2012	2011	2011
Basic earnings per share:
Weighted average number of common shares outstanding	79,193	79,125	79,125
Diluted earnings per share:
Weighted average number of common shares outstanding	79,193	79,125	79,125
Effect of dilutive share options	133	236	286
Effect of dilutive convertible debt	4,621	4,079	4,216
	83,947	83,440	83,627